SCHEDULE OF WARRANTS/OPTIONS ISSUED (Details) (Parenthetical) - USD ($)							1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 10, 2022	May 10, 2022	Apr. 14, 2022	Mar. 21, 2022	Mar. 07, 2022	Aug. 08, 2021	Jul. 19, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Proceeds from Convertible Debt									$ 139,456		$ 200,000
Fixed convertible promissory note, amount								$ 40,032			$ 5,257,524
Standby Equity Commitment Agreement [Member] | Mac Rab LLC [Member]
Short-Term Debt [Line Items]
Number of shares warrants to purchase			500,000,000
Sale of stock			$ 5,000,000
Sale of stock percentage			88.00%
Warrant exercise price			$ 0.0004
Lloyd Spencer [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt					$ 66,000
Debt term					1 year
Debt Instrument, Maturity Date, Description					March 7, 2023
Debt bears interest, percentage					12.00%
Debt conversion price					$ 0.0002
Lowest closing price					0.16
Lloyd Spencer [Member] | Transaction Two [Member]
Short-Term Debt [Line Items]
Number of shares warrants to purchase									165,000,000
Share Price									$ 0.0004
Tangiers Investment Group, LLC [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt		$ 33,056		$ 55,000
Debt term				1 year
Debt Instrument, Maturity Date, Description				March 21, 2023
Debt bears interest, percentage				12.00%
Debt conversion price				$ 0.0002							$ 0.001
Lowest closing price				0.16
Debt maturity date						Sep. 08, 2022	Jul. 19, 2022
Tangiers Investment Group, LLC [Member] | Transaction Two [Member]
Short-Term Debt [Line Items]
Number of shares warrants to purchase									125,000,000
Share Price									$ 0.0004
Fixed Convertible Promissory Note [Member] | Mac Rab LLC [Member]
Short-Term Debt [Line Items]
Debt term	1 year
Debt bears interest, percentage	12.00%	12.00%
Debt conversion price	$ 0.0002	$ 0.0002
Warrant exercise price	$ 0.0004	$ 0.0004
Fixed convertible promissory note, amount	$ 33,056
Debt maturity date	May 10, 2023
Warrant term	5 years	5 years
Warrant purchase of shares	74,375,000	74,375,000
Shares of common stock, commitment shares	16,527,775